Earnings per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings per share
in	2Q19	1Q19	2Q18	6M19	6M18
Basic net income/(loss) attributable to shareholders (CHF million)
Net income attributable to shareholders for basic earnings per share	937	749	647	1,686	1,341
Net income attributable to shareholders for diluted earnings per share	937	749	647	1,686	1,341
Weighted-average shares outstanding (million)
For basic earnings per share available for common shares	2,546.1	2,573.1	2,581.9	2,559.6	2,584.1
Dilutive share options and warrants	4.0	3.4	3.3	3.6	2.8
Dilutive share awards	46.4	45.3	44.9	45.9	55.0
For diluted earnings per share available for common shares [1]	2,596.5	2,621.8	2,630.1	2,609.1	2,641.9
Earnings/(loss) per share available for common shares (CHF)
Basic earnings per share available for common shares	0.37	0.29	0.25	0.66	0.52
Diluted earnings per share available for common shares	0.36	0.29	0.25	0.65	0.51
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 6.2 million, 6.7 million, 9.1 million, 6.5 million and 10.4 million for 2Q19, 1Q19, 2Q18, 6M19 and 6M18, respectively.